Compensation Plan for Board Members	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Compensation Related Costs [Abstract]
Compensation Plan for Board Members

Note 12. Compensation Plan for Board Members

The Compensation Committee of the Board of Directors of the Company recommended and the Board approved a new compensation plan for the payment of quarterly Board fees. Starting in the first quarter of 2017, all board fees have been paid in Common Stock of the Company. Payment to the Board of Directors in shares of the Company’s Common Stock is made after the close of the quarter in which the compensation is earned. During the nine months ended September 30, 2017, the Company issued 58,589 shares of Common Stock to its Board members (see Note 14).

Note 12. Compensation Plan for Board Members

The Compensation Committee of the Board of Directors of the Company recommended and the Board approved a new compensation plan for the payment of quarterly Board fees. At the election of each Board member, beginning with the third quarter of 2016, they had the option to either receive cash payments or to be paid in common stock of the Company. For the third quarter of 2016, two of the Board members elected to be paid in common stock of the Company resulting in the issuance of 5,084 shares of common stock.